PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Leasehold improvements	90,584,549	112,930,072	720,217
Building and facilities	298,650	298,650	1,905
Tools and equipment	22,785,336	20,517,226	130,850
Subtotal	113,668,535	133,745,948	852,972
Less: accumulated depreciation	(57,442,488)	(35,377,239)	(225,620)
Less: accumulated impairment	(2,420,768)	(1,912,238)	(12,194)
Property and equipment, net	53,805,279	96,456,471	615,158

Depreciation expenses recognized for the fiscal years ended December 31, 2024 and 2025 amounted to JPY27,166,747 and JPY17,294,135 ($110,294), respectively.

No impairment loss had been recognized during the fiscal years ended December 31, 2024 and 2025.